Long-term investments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Long-Term Investments [Abstract]
Equity method investments	$ 1,608		$ 1,436
Equity securities	388		728
Long-term investments	1,996		$ 2,164
Impairment loss recognized	$ 0	$ 892